PROPERTY, PLANT AND EQUIPMENT - Schedule of Asset Acquisitions (Details) - Brookfield Renewable $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) MW
540 MW China Distributed Energy And Storage
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	540
Amount recognized in Property, Plant and Equipment | $	$ 269
Brookfield Renewable Economic Interest	25.00%
300 MW U.S. Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	300
Amount recognized in Property, Plant and Equipment | $	$ 66
Brookfield Renewable Economic Interest	20.00%
725 MW U.S. Various
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	725
Amount recognized in Property, Plant and Equipment | $	$ 47
Brookfield Renewable Economic Interest	58.00%
177 MW U.S. Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	177
Amount recognized in Property, Plant and Equipment | $	$ 23
Brookfield Renewable Economic Interest	20.00%
51 MW U.S. Distributed Energy And Storage
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	51
Amount recognized in Property, Plant and Equipment | $	$ 13
Brookfield Renewable Economic Interest	25.00%
28 MW U.K. Wind Asset
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	28
Amount recognized in Property, Plant and Equipment | $	$ 21
Brookfield Renewable Economic Interest	35.00%
53 MW U.S. Distributed Energy And Storage
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	53
Amount recognized in Property, Plant and Equipment | $	$ 26
Brookfield Renewable Economic Interest	20.00%